UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8461

                             GRAND PRIX FUNDS, INC.
               (Exact name of registrant as specified in charter)

                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT  06897
              (Address of principal executive offices) (Zip code)

                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
                    (Name and address of agent for service)

                                  203-761-9600
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2003

Date of reporting period: APRIL 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                             (GRAND PRIX FUND LOGO)

                                     SEMI-
                                     ANNUAL

                                     REPORT

                                 APRIL 30, 2003

                                                                        May 2003

Dear Fellow Shareholder,

Grand Prix Fund invests in aggressive growth stocks that have historically provided high rates of return over the long term. This was not the case during the severe bear market of 2000-02 when the Fund's NAV went sharply down. From peak levels, the S&P 500 Index declined 49% and the NASDAQ Composite Index plummeted a record 78% which underscores the severity of the most recent bear market.

Grand Prix has gone through a terrible period that has hopefully concluded. Unlike other mutual funds that have either changed their managers or their styles in the wake of the vicious bear market, Grand Prix has not nor will not. Adherence to any fund's philosophy through thick and thin is absolutely critical to achieving success in the performance over the long term.

During the severe bear market of 1973-74, most aggressive growth funds were among the worst performing mutual funds. Five of the worst performers declined more than 75% on average in that two-year period before going on a tear over the next nine years with an average return that exceeded 900%. Every one of these funds more than recouped its severe 1973-74 losses.

Aggressive growth funds have proven to be more rewarding than other styles over the long term. According to Thomson Financial, a $1,000 investment in the average aggressive growth fund would have grown to approximately $98,000 during 1959-2002. Aggressive growth funds in the aggregate have never lost money over any ten-year period since 1959. This is a very cogent reason why investors should hold on to their funds for at least ten years.

Since 2001, businesses have made wrenching adjustments in response to the collapse in corporate profits. Never before in history did profits drop 50% in a single year like in 2001. Most companies have been forced to eliminate excess capacity, slash inventories and shed jobs. Productivity has increased and high cost debt has been replaced with low cost debt.

Corporate profits continue to recover rapidly. Operating profits (excluding write-offs) for Standard & Poor's 500 companies increased 19% in 2002. First quarter 2003 profits are up 10%. Just a moderate acceleration in business activities will produce a powerful profits recovery.

Despite the non-stop refrain on a sour economy, the economy is actually in sound shape. The current economic recovery in its first year is much stronger than the recovery in the first year of the 1991 economic expansion which proved to be the longest in history. Real GNP has grown at a 3.0% rate in the past four quarters compared to 2.3% in the nascent 1991 expansion. Housing starts have run at a 1.7 million rate compared to 1.1 million in 1991. Car sales have increased at a 16.8 million rate versus 12.4 million in 1991. A strong economic recovery is at the core of our forecast for a major bull market that could last for many years.

The best money managers do a lot of soul-searching and increase the amount of time spent on research during bear markets. This extra effort can often produce new refinements in an investment approach. We have made substantial progress in improving our buy and sell disciplines. In sum, we are unusually optimistic on prospects for Grand Prix Fund heading into the next bull market.

For these reasons, we encourage shareholders who have been hurt in the downturn to average down their purchase costs by making contributions to their accounts. We thank you as fellow shareholders for your patience through this difficult period and look forward to a rewarding experience in the years ahead.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

               Grand Prix Fund -        Grand Prix Fund -
    Date     Class A Shares (NAV)     Class A Shares (Load)    S&P 500 Index
    ----     --------------------     ---------------------    -------------
  12/31/97          $10,000                   $9,479              $10,000
   4/30/98          $11,970                  $11,346              $11,510
  10/31/98          $14,420                  $13,668              $11,463
   4/30/99          $25,727                  $24,386              $14,021
  10/31/99          $33,384                  $31,644              $14,405
   4/30/00          $62,390                  $59,137              $15,441
  10/31/00          $41,609                  $39,440              $15,282
   4/30/01          $21,820                  $20,683              $13,438
  10/31/01          $14,686                  $13,921              $11,476
   4/30/02          $12,428                  $11,780              $11,741
  10/31/02           $9,309                   $8,824               $9,743
   4/30/03           $8,664                   $8,212              $10,179

                      For the period ended April 30, 2003

                                   Six Months             Year
                                     Ended               Ended
                                    4/30/03             4/30/03
                                   ----------           -------
 Grand Prix Fund -
   Class A Shares (NAV)             (6.93)%             (30.29)%
 Grand Prix Fund -
   Class A Shares (Load)           (11.48)%             (33.97)%
 S&P 500 Index                        4.48%             (13.31)%

                                      Five             Annualized
                                      Year               Since
                                   Annualized          Inception
                                   ----------          ---------
 Grand Prix Fund -
   Class A Shares (NAV)             (6.26)%             (2.66)%
 Grand Prix Fund -
   Class A Shares (Load)            (7.26)%             (3.63)%
 S&P 500 Index                      (2.43)%               0.33%

                                    CLASS C

               Grand Prix Fund -         Grand Prix Fund -
    Date     Class C Shares (NAV)      Class C Shares (Load)    S&P 500 Index
    ----     --------------------      ---------------------    -------------
    8/5/99         $10,000                     $9,899               $10,000
  10/31/99         $13,708                    $13,569               $10,405
   4/30/00         $25,557                    $25,298               $11,154
  10/31/00         $16,987                    $16,815               $11,039
   4/30/01          $8,874                     $8,785                $9,707
  10/31/01          $5,951                     $5,890                $8,290
   4/30/02          $5,017                     $4,966                $8,481
  10/31/02          $3,744                     $3,706                $7,037
   4/30/03          $3,479                     $3,444                $7,353

                      For the period ended April 30, 2003

                              Six Months        Year        Annualized
                                Ended          Ended           Year
                               4/30/03        4/30/03       Inception
                              ----------      -------       ---------
 Grand Prix Fund -
   Class C Shares (NAV)        (7.09)%        (30.66)%       (24.61)%
 Grand Prix Fund -
   Class C Shares (Load)       (8.05)%        (31.33)%       (24.82)%
 S&P 500 Index                   4.48%        (13.31)%        (7.90)%

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2003 (UNAUDITED)

ASSETS:
   Investments, at value (cost $31,078,377)                      $  36,113,263
   Receivable for investments sold                                     999,541
   Capital shares sold                                                  26,903
   Dividends and interest receivable                                     4,789
   Other assets                                                         18,575
                                                                 -------------
   Total Assets                                                     37,163,071
                                                                 -------------

LIABILITIES:
   Payable for investments purchased                                 1,464,711
   Capital shares redeemed                                               9,531
   Payable to Advisor                                                    6,892
   Loan payable                                                      3,300,000
   Accrued expenses and other liabilities                              127,723
                                                                 -------------
   Total Liabilities                                                 4,908,857
                                                                 -------------
                                                                 $  32,254,214
                                                                 -------------
                                                                 -------------

NET ASSETS CONSIST OF:
   Capital stock                                                 $ 287,892,938
   Accumulated net realized loss on investments sold              (260,673,610)
   Net unrealized appreciation on investments                        5,034,886
                                                                 -------------
   Total Net Assets                                              $  32,254,214
                                                                 -------------
                                                                 -------------

CLASS A SHARES:
   Net assets                                                    $  25,192,537
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              3,472,904
   Net asset value and redemption price per share                $        7.25
                                                                 -------------
                                                                 -------------
   Maximum offering price per share (100/94.75 of $7.25)         $        7.65
                                                                 -------------
                                                                 -------------

CLASS C SHARES:
   Net assets                                                    $   7,061,677
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                997,963
   Net asset value and redemption price per share                $        7.08
                                                                 -------------
                                                                 -------------
   Maximum offering price per share (100/99 of $7.08)            $        7.15
                                                                 -------------
                                                                 -------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                 $     6,450
   Dividend income (net of foreign withholding taxes of $1,698)         28,694
                                                                   -----------
   Total investment income                                              35,144
                                                                   -----------

EXPENSES:
   Investment advisory fee                                             156,690
   Administration fee                                                   23,942
   Shareholder servicing and accounting costs                          170,261
   Custody fees                                                          8,382
   Federal and state registration                                       12,647
   Professional fees                                                    19,691
   Reports to shareholders                                              22,246
   Directors' fees and expenses                                          1,317
   Amortization of organizational expenses                               2,621
   Distribution expense - Class A shares                                29,598
   Distribution expense - Class C shares                                38,299
   Insurance expense                                                     1,036
                                                                   -----------
   Total operating expenses before expense
     reimbursement from Advisor and interest expense                   486,730
   Less:  Reimbursement from Advisor (Note 7)                         (124,681)
                                                                   -----------
   Total operating expenses before interest expense                    362,049
   Interest expense                                                     39,716
                                                                   -----------
   Total expenses                                                      401,765
                                                                   -----------
NET INVESTMENT LOSS                                                   (366,621)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions                     (3,940,625)
   Change in unrealized appreciation/depreciation on investments     1,490,747
                                                                   -----------
   Net realized and unrealized loss on investments                  (2,449,878)
                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(2,816,499)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CASH FLOWS - SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                           $  17,839,950
Repurchases of capital shares                       (21,088,625)
Net change in receivables/payables related to
  capital share transactions                            278,052
                                                  -------------

Cash used by capital share transactions              (2,970,623)
Cash provided by borrowings                           1,200,000
                                                  -------------
                                                                   $(1,770,623)
                                                                   -----------

CASH PROVIDED (USED) BY OPERATIONS:

Purchases of investments                           (102,678,517)
Proceeds from sales of investments                  104,821,411
                                                  -------------
                                                      2,142,894
                                                  -------------

Net investment loss                                    (366,621)
Net change in receivables/payables
  related to operations                                  (5,650)
                                                  -------------
                                                       (372,271)
                                                  -------------
                                                                     1,770,623
                                                                   -----------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                   -----------
Cash, end of year                                                  $         0
                                                                   -----------
                                                                   -----------

Supplemental Information:
  Cash paid for interest                          $      40,738

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months Ended       Year Ended
                                                                         April 30, 2003     October 31, 2002
                                                                        ----------------    ----------------
                                                                          (Unaudited)
OPERATIONS:
   Net investment loss                                                    $   (366,621)      $ (1,346,627)
   Net realized loss on investment transactions                             (3,940,625)       (26,015,659)
   Change in unrealized appreciation/depreciation on investments             1,490,747          2,939,694
                                                                          ------------       ------------
   Net decrease in net assets resulting from operations                     (2,816,499)       (24,422,592)
                                                                          ------------       ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                17,839,950         26,118,476
   Cost of shares redeemed                                                 (21,088,625)       (44,830,283)
                                                                          ------------       ------------
   Net decrease in net assets resulting from capital share transactions     (3,248,675)       (18,711,807)
                                                                          ------------       ------------

TOTAL DECREASE IN NET ASSETS                                                (6,065,174)       (43,134,399)

NET ASSETS:
   Beginning of period                                                      38,319,388         81,453,787
                                                                          ------------       ------------
   End of period                                                          $ 32,254,214       $ 38,319,388
                                                                          ------------       ------------
                                                                          ------------       ------------

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                Class A Shares                                                                    Class A Shares
                                  Six Months   Class A Shares  Class A Shares Class A Shares  Class A Shares  Dec. 31, 1997 (1)<F1>
                                    Ended        Year Ended      Year Ended     Year Ended      Year Ended           through
                                April 30, 2003  Oct. 31, 2002  Oct. 31, 2001   Oct. 31, 2000   Oct. 31, 1999      Oct. 31, 1998
                                --------------  -------------  -------------   -------------   -------------      -------------
                                 (Unaudited)
Per Share Data:
Net asset value,
  beginning of period              $  7.79        $ 12.29         $ 34.82        $ 28.21         $ 14.42            $ 10.00
                                   -------        -------         -------        -------         -------            -------

Income from investment operations:
  Net investment loss                (0.07)(2)(4)   (0.24)(2)(4)    (0.38)(3)(4)   (0.89)(3)(4)    (0.32)(3)(4)       (0.10)
                                          <F2><F4>       <F2><F4>        <F3><F4>       <F3><F4>        <F3><F4>
  Net realized and unrealized
    gains (losses) on investments    (0.47)         (4.26)         (22.15)          7.82           16.74               4.52
                                   -------        -------         -------        -------         -------            -------
  Total from investment operations   (0.54)         (4.50)         (22.53)          6.93           16.42               4.42
                                   -------        -------         -------        -------         -------            -------

Less distributions from
  net realized gains                    --             --              --          (0.32)          (2.63)                --
                                   -------        -------         -------        -------         -------            -------
Net asset value, end of period     $  7.25        $  7.79         $ 12.29        $ 34.82         $ 28.21            $ 14.42
                                   -------        -------         -------        -------         -------            -------
                                   -------        -------         -------        -------         -------            -------
Total return (5)<F5>                 (6.93)%(6)    (36.62)%        (64.70)%        24.64%         131.51%             44.20%(6)
                                           <F6>                                                                            <F6>

Supplemental data and ratios:
  Net assets,
    end of period (000's)          $25,193        $28,858         $58,727       $284,021         $92,500             $1,595
  Ratio of operating expenses to
   average net assets                 2.13%(7)(10)   1.89%(10)       1.67%(10)      1.62%(8)(9)     1.72%(10)          1.65%(7)(10)
                                          <F7><10>       <F10>           <F10>          <F8><9F9>       <F10>             <F7><F10>
  Ratio of interest expense to
   average net assets                 0.25%(7)       0.45%           0.51%          0.72%           0.04%                --
  Ratio of net investment loss to
   average net assets                (2.70)%(7)(10) (1.76)%(10)     (1.32)%(10)    (1.23)%(8)      (1.41)%(10)        (1.03)%(7)(10)
                                           <F7><F10>      <F10>           <F10>          <F8>            <F10>             <F7><F10>
  Portfolio turnover rate (11)<F11> 299.48%        342.46%         821.69%         834.9%          764.3%             521.6%

 (1)<F1>   Commencement of operations.
 (2)<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3)<F3> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
 (4)<F4> Net investment loss before interest expense for the periods ending April 30, 2003, October 31, 2002, October 31, 2001, October 31, 2000
           and October 31, 1999 was $(0.06), $(0.19), $(0.28), $(0.56) and
           $(0.31), respectively.
 (5)<F5>   The total return does not reflect the 5.25% front-end sales charge.
 (6)<F6>   Not annualized.
 (7)<F7>   Annualized.
 (8)<F8> For the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratio including interest expense was 2.34%. The ratio of net investment loss to average net assets, including interest expense was (1.95)%.
 (9)<F9>   Ratio includes Advisor expense waiver recovery of 0.09%.
(10)<F10> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002, October 31, 2001, October 31, 1999 and
           October 31, 1998 would have been 3.98%, 2.78%, 2.27%, 2.28% and
           15.93%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002, October 31, 2001, October 31, 1999 and October 31, 1998 would have been (3.75)%, (2.65)%, (1.92)%, (1.97)% and (15.31)%, respectively.
(11)<F11> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                             Class C Shares                                                       Class C Shares
                                               Six Months    Class C Shares   Class C Shares  Class C Shares  Aug. 5, 1999 (1)<F12>
                                                  Ended        Year Ended       Year Ended      Year Ended           through
                                             April 30, 2003   Oct. 31, 2002   Oct. 31, 2001   Oct. 31, 2000       Oct. 31, 1999
                                             --------------   -------------   -------------   -------------       -------------
                                               (Unaudited)
Per Share Data:
Net asset value, beginning of period            $  7.62         $ 12.11          $ 34.57         $ 28.17           $ 20.55
                                                -------         -------          -------         -------           -------

Income from investment operations:
  Net investment loss(4)<F15>                     (0.11)(2)       (0.30)(3)        (0.52)(3)       (1.10)(3)         (0.13)(3)
                                                      <F13>           <F14>            <F14>           <F14>             <F14>
  Net realized and unrealized gains (losses)
   on investments                                 (0.43)          (4.19)          (21.94)           7.82              7.75
                                                -------         -------          -------         -------           -------
  Total from investment operations                (0.54)          (4.49)          (22.46)           6.72              7.62
                                                -------         -------          -------         -------           -------

Less distributions from net realized gains           --              --               --           (0.32)               --
                                                -------         -------          -------         -------           -------
Net asset value, end of period                  $  7.08         $  7.62          $ 12.11         $ 34.57           $ 28.17
                                                -------         -------          -------         -------           -------
                                                -------         -------          -------         -------           -------

Total return (5)<F16>                             (7.09)%(6)     (37.08)%         (64.97)%         23.92%            37.08%(6)
                                                       <F17>                                                              <F17>

Supplemental data and ratios:
  Net assets, end of period (000's)              $7,062          $9,462          $22,726         $99,237            $9,730

  Ratio of operating expenses to
   average net assets                              2.88%(7)(10)    2.64%(10)        2.42%(10)       2.37%(8)(9)       2.47%(7)(10)
                                                      <F18><F21>       <F21>            <F21>          <F19><F20>       <F18><F21>
  Ratio of interest expense to
   average net assets                              0.25%(7)        0.45%            0.51%           0.72%             0.19%(7)
                                                      <F18>                                                              <F18>
  Ratio of net investment loss to
   average net assets                             (3.45)%(7)(10)  (2.51)%(10)      (2.07)%(10)     (1.98)%(8)        (2.22)%(7)(10)
                                                       <F18><F21>       <F21>            <F21>          <F19>            <F18><F21>
  Portfolio turnover rate (11)<F22>              299.48%         342.46%          821.69%         834.9%             764.3%

  (1)<F12>  Commencement of operations.
  (2)<F13> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  (3)<F14> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
  (4)<F15> Net investment loss before interest expense for the periods ending April 30, 2003, October 31, 2002, October 31, 2001, October 31,
            2000 and October 31, 1999 was $(0.10), $(0.26), $(0.42), $(0.91)
            and $(0.12), respectively.
  (5)<F16>  The total return does not reflect the 1.00% front-end sales charge.
  (6)<F17>  Not annualized.
  (7)<F18>  Annualized.
  (8)<F19> For the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratio including interest expense was 3.09%. The ratio of net investment loss to average net assets, including interest expense was (2.70)%.
  (9)<F20>  Ratio includes Advisor expense waiver recovery of 0.09%.
 (10)<F21> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been 3.93%, 3.53%, 3.02%, and 3.33%, respectively.
            The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (4.50)%, (3.40)%, (2.67)%, and
            (3.08)%, respectively.
 (11)<F22> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             COMMON STOCKS - 108.9%

             BIOTECHNOLOGY - 11.0%
   18,000    Amgen Inc. *<F23>                                     $ 1,103,400
   30,000    Genzyme Corporation *<F23>                              1,208,400
   35,000    MedImmune, Inc. *<F23>                                  1,234,450
                                                                   -----------
                                                                     3,546,250
                                                                   -----------

             COMPUTER HARDWARE - 6.2%
   85,000    Stratasys, Inc. *<F23>                                  2,005,150
                                                                   -----------

             COMPUTER SOFTWARE & SERVICES - 5.2%
   65,000    Group 1 Software, Inc. *<F23>                           1,119,300
   20,000    Open Text Corporation *<F23>(1)<F25>                      574,000
                                                                   -----------
                                                                     1,693,300
                                                                   -----------

             E-COMMERCE - 9.2%
   18,000    eBay Inc. *<F23>                                        1,672,560
   18,000    Hotels.com - Class A *<F23>                             1,288,800
                                                                   -----------
                                                                     2,961,360
                                                                   -----------

             ELECTRONICS - 5.3%
   40,000    Garmin Ltd. *<F23>(1)<F25>                              1,695,200
                                                                   -----------

             EDUCATION - 4.8%
   35,000    University of Phoenix Online *<F23>                     1,544,900
                                                                   -----------

             FINANCE - 4.3%
   35,000    Doral Financial Corp.                                   1,400,350
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES - 5.2%
   55,000    Quality Systems, Inc. *<F23>                            1,670,350
                                                                   -----------

             INTERNET - 5.4%
   70,000    Yahoo! Inc. *<F23>                                      1,734,600
                                                                   -----------

             MEDICAL LABORATORIES - 5.3%
   40,000    Biosite Incorporated *<F23>                             1,707,200
                                                                   -----------

             MEDICAL PRODUCTS - 5.3%
  125,000    Thoratec Corporation *<F23>                             1,718,750
                                                                   -----------

             PHARMACEUTICALS - 28.1%
   55,000    Eon Labs, Inc. *<F23>                                   1,685,200
   45,000    Hi-Tech Pharmacal Co., Inc. *<F23>                      1,525,500
   80,000    IVAX Corporation *<F23>                                 1,285,600
   90,000    Lannett Company, Inc. *<F23>                            1,319,400
   35,000    Taro Pharmaceutical
               Industries Ltd. *<F23>(1)<F25>                        1,601,600
   35,000    Teva Pharmaceutical
               Industries Ltd. - Sp ADR (1)<F25>                     1,634,500
                                                                   -----------
                                                                     9,051,800
                                                                   -----------

             TELECOMMUNICATIONS - 8.9%
   80,000    Boston Communications Group, Inc. *<F23>                1,442,400
   30,000    Mobile Telesystems - Sp ADR *<F23>(1)<F25>              1,440,000
                                                                   -----------
                                                                     2,882,400
                                                                   -----------

             TRANSPORT SERVICES - 4.7%
   50,000    UTI Worldwide, Inc. (1)<F25>                            1,502,500
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $30,122,120)                 35,114,110
                                                                   -----------

             EXCHANGE TRADED FUNDS - 3.0%
   35,000    Nasdaq-100 Index Tracking Stock *<F23>                    960,750
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS (Cost $917,854)               960,750
                                                                   -----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.1%

             VARIABLE RATE DEMAND NOTES#<F24> - 0.1%
  $ 7,143    American Family Financial Services Inc., 0.9112%            7,143
   31,260    Wisconsin Corporate Central Credit Union., 0.99%           31,260
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $38,403)                38,403
                                                                   -----------
             TOTAL INVESTMENTS - (COST $31,078,377) - 112.0%        36,113,263
             Liabilities, less Other Assets - (12.0)%               (3,859,049)
                                                                   -----------
             TOTAL NET ASSETS - 100.0%                             $32,254,214
                                                                   -----------
                                                                   -----------

  *<F23>   Non-income producing security.
  #<F24> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2003.
   ADR  -  American Depository Receipt
(1)<F25>   Foreign Security

                     See notes to the financial statements.

GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix Fund (the "Fund") and the Super Core Fund (collectively the "Funds"). The shares of common stock of the Funds are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 31, 1997. Effective December 1, 1998, the Fund changed from a no-load mutual fund to a load fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Organization Costs - Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and have been amortized over the period of benefit.

     (c) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (d) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulationswhich may differ from generally accepted accounting principles.

     (e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

     (f) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

     (g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amortization of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

SIX MONTHS ENDING APRIL 30, 2003

                                           $                  Shares
                                          ---                 ------
CLASS A SHARES:
   Shares sold                        $ 17,714,492           2,426,887
   Shares redeemed                     (19,322,265)         (2,657,948)
                                      ------------          ----------
   Net decrease                       $ (1,607,773)           (231,061)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                       3,703,965
                                                            ----------
   End of period                                             3,472,904
                                                            ----------
                                                            ----------

CLASS C SHARES:
   Shares sold                        $    125,458              18,054
   Shares redeemed                      (1,766,360)           (261,819)
                                      ------------          ----------
   Net decrease                       $ (1,640,902)           (243,765)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                       1,241,728
                                                            ----------
   End of period                                               997,963
                                                            ----------
                                                            ----------
   TOTAL DECREASE                     $ (3,248,675)
                                      ------------
                                      ------------

PERIOD ENDING OCTOBER 31, 2002
                                           $                  Shares
                                          ---                 ------
CLASS A SHARES:
   Shares sold                        $ 24,760,438           2,361,830
   Shares redeemed                     (37,020,832)         (3,436,067)
                                      ------------          ----------
   Net decrease                       $(12,260,394)         (1,074,237)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                       4,778,202
                                                            ----------
   End of period                                             3,703,965
                                                            ----------
                                                            ----------

CLASS C SHARES:
   Shares sold                        $  1,358,038             123,980
   Shares redeemed                      (7,809,451)           (758,609)
                                      ------------          ----------
   Net decrease                       $ (6,451,413)           (634,629)
                                      ------------
   SHARES OUTSTANDING:
   Beginning of period                                       1,876,357
                                                            ----------
   End of period                                             1,241,728
                                                            ----------
                                                            ----------
   TOTAL DECREASE                     $(18,711,807)
                                      ------------
                                      ------------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2003 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases                                         $101,200,675
     Sales                                             $102,939,016

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF APRIL 30, 2003

     Cost of Investments                               $32,022,822
     Gross Unrealized Appreciation                     $ 5,144,473
     Gross Unrealized Depreciation                     $(1,054,032)
                                                       -----------
     Net Unrealized Appreciation
       on Investments                                  $ 4,090,441
                                                       -----------
                                                       -----------
     Undistributed Ordinary Income                     $        --
     Undistributed Long-Term Gain                      $        --

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

      Ordinary       Long-Term                                  Capital Loss
       Income       Capital Gain           Net Capital           Carryover
     Dividends     Distributions      Loss Carryover*<F26>       Expiration
     ---------     -------------      --------------------      ------------
      $     --        $     --              $26,158,565          10/31/2008
                                           $202,490,528          10/31/2009
                                            $27,139,446          10/31/2010

     *<F26> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement ("Agreement"), as amended, dated September 27, 1999 for the purpose of purchasing portfolio securities. For the period November 1, 2002 through April 30, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.77% during the six months ended April 30, 2003). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2003, the Fund had an outstanding average daily balance of $2,858,840. The maximum amount outstanding during the six months ended April 30, 2003, was $9,600,000. Interest expense amounted to $39,716 for the six months ended April 30, 2003. At April 30, 2003, the Fund had a loan payable balance of $3,300,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period November 1, 2002 through February 28, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 2.00% and 2.75%, respectively. Subsequent to February 28, 2003, the Advisor has voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses during the period where the Advisor was obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the six months ending April 30, 2003, the Advisor waived investment advisory fees totaling $124,681 for the Fund.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                        AMOUNT OF
           YEAR OF EXPIRATION       POTENTIAL RECOVERY
           ------------------       ------------------
               10/31/2004                $149,363
               10/31/2005                $247,826

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $29,598 for the Class A Shares and $38,299 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2003.

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION                   800 307-4880
ACCOUNT INFORMATION                800 432-4741

WWW.GRANDPRIXFUNDS.COM



                             (SUPER CORE FUND LOGO)

                                     SEMI-
                                     ANNUAL
                                     REPORT

                                 APRIL 30, 2003

                                                                        May 2003

Dear Fellow Shareholder,

Unfortunately, Super Core Fund commenced operations early in the harsh 2000-02 bear market. In order to put its performance in perspective in a negative market environment, Super Core Fund as a multi-cap growth fund has done better than the average multi-cap fund since its inception.

Growth stock funds have performed very well since 1958 based on the Thomson Financial Fund Indexes. A $1,000 investment in the average growth fund would have grown to about $66,000 at the end of 2002 despite a decline of nearly 40% from peak levels before the start of the recent bear market.

Since 2001, businesses have made wrenching adjustments in response to the collapse in corporate profits. Never before in history did profits drop 50% in a single year like in 2001. Most companies have been forced to eliminate excess capacity, slash inventories and shed jobs. Productivity has increased and high cost debt has been replaced with low cost debt.

Corporate profits continue to recover rapidly. Operating profits (excluding write-offs) for Standard & Poor's 500 companies increased 19% in 2002. First quarter 2003 profits are up 10%. Just a moderate acceleration in business activities will produce a powerful profits recovery. For example, Cisco Systems, held in the Fund, recently reported that profits jumped 34% despite a 4% decline in revenues.

Despite the non-stop refrain on a sour economy, the economy is actually in sound shape. The current economic recovery in its first year is much stronger than the recovery in the first year of the 1991 economic expansion which proved to be the longest in history. Real GNP has grown at a 3.0% rate in the past four quarters compared to 2.3% in the nascent 1991 expansion. Housing starts have run at a 1.7 million rate compared to 1.1 million in 1991. Car sales have increased at a 16.8 million rate versus 12.4 million in 1991. A strong economic recovery is at the core of our forecast for a major bull market that could last for many years.

The economy is growing again, inflation remains low and worker productivity continues to move ahead at a fast rate. If profits rebound to record levels in the next couple of years, which we think is likely, the stock market should rise right along with profits. In our opinion, it should set new records within a couple of years. This means that the S&P 500 would advance more than 60%.

We encourage stockholders that have been hurt by the severe bear market to average down their purchase costs by making contributions to their accounts. We would also like to thank you for your patience during this trying period and look forward to a rewarding experience in the years ahead.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                 Super Core Fund -       Super Core Fund -
    Date       Class A Shares (NAV)    Class A Shares (Load)    S&P 500 Index
    ----       --------------------    ---------------------    -------------
 12/29/2000          $10,000                   $9,479              $10,000
  4/30/2001           $7,930                   $7,517               $9,499
 10/31/2001           $6,570                   $6,227               $8,113
  4/30/2002           $7,130                   $6,758               $8,300
 10/31/2002           $6,020                   $5,706               $6,887
  4/30/2003           $6,110                   $5,791               $7,195

                      For the period ended April 30, 2003

                              Six Months        Year        Annualized
                                Ended          Ended          Since
                               4/30/03        4/30/03       Inception
                              ----------      -------       ----------
 Super Core Fund -
   Class A Shares (NAV)         1.50%         (14.31)%       (19.03)%
 Super Core Fund -
   Class A Shares (Load)       (3.78)%        (18.86)%       (20.86)%
 S&P 500 Index                  4.48%         (13.31)%       (13.15)%

                                    CLASS C

                Super Core Fund _        Super Core Fund -
    Date       Class C Shares (NAV)    Class C Shares (Load)    S&P 500 Index
    ----       --------------------    ---------------------    -------------
 12/29/2000          $10,000                   $9,901              $10,000
  4/30/2001           $7,910                   $7,832               $9,499
 10/31/2001           $6,540                   $6,475               $8,113
  4/30/2002           $7,070                   $7,000               $8,300
 10/31/2002           $5,960                   $5,901               $6,887
  4/30/2003           $6,030                   $5,970               $7,195

                      For the period ended April 30, 2003

                              Six Months        Year        Annualized
                                Ended          Ended          Since
                               4/30/03        4/30/03       Inception
                              ----------      -------       ----------
Super Core Fund -
  Class C Shares (NAV)          1.17%         (14.71)%       (19.48)%
Super Core Fund -
  Class C Shares (Load)         0.17%         (15.55)%       (19.83)%
S&P 500 Index                   4.48%         (13.31)%       (13.15)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2003 (UNAUDITED)

ASSETS:
   Investments, at value (cost $7,623,918)                         $ 7,596,305
   Receivable from Advisor                                              20,803
   Dividends and interest receivable                                       622
   Other assets                                                         16,246
                                                                   -----------
   Total Assets                                                      7,633,976
                                                                   -----------

LIABILITIES:
   Loan payable                                                        980,000
   Accrued expenses and other liabilities                               44,897
                                                                   -----------
   Total Liabilities                                                 1,024,897
                                                                   -----------
                                                                   $ 6,609,079
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $13,196,059
   Accumulated net realized loss on investments sold                (6,559,367)
   Net unrealized depreciation on investments                          (27,613)
                                                                   -----------
   Total Net Assets                                                $ 6,609,079
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
   Net assets                                                      $ 5,530,582
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                905,380
   Net asset value and redemption price per share                  $      6.11
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/94.75 of $6.11)           $      6.45
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
   Net assets                                                      $ 1,078,497
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                178,922
   Net asset value and redemption price per share                  $      6.03
                                                                   -----------
                                                                   -----------
   Maximum offering price per share (100/99 of $6.03)              $      6.09
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
     Interest income                                                 $      38
     Dividend income                                                    19,589
                                                                     ---------
     Total investment income                                            19,627
                                                                     ---------

EXPENSES:
     Investment advisory fee                                            30,380
     Administration fee                                                 19,095
     Shareholder servicing and accounting costs                         36,799
     Custody fees                                                        4,301
     Federal and state registration                                     11,642
     Professional fees                                                  15,245
     Reports to shareholders                                             3,794
     Directors' fees and expenses                                        1,267
     Distribution expense - Class A shares                               9,514
     Distribution expense - Class C shares                               6,573
     Insurance expense                                                     181
                                                                     ---------
     Total operating expenses before reimbursement
       from Advisor and interest expense                               138,791
     Less:  Reimbursement from Advisor (Note 7)                        (58,759)
                                                                     ---------
     Total operating expenses before interest expense                   80,032
     Interest expense                                                   11,935
                                                                     ---------
     Total expenses                                                     91,967
                                                                     ---------
NET INVESTMENT LOSS                                                    (72,340)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investment transactions                     (600,667)
     Change in unrealized appreciation/depreciation on investments     711,606
                                                                     ---------
     Net realized and unrealized gain on investments                   110,939
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  38,599
                                                                     ---------
                                                                     ---------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                               $   294,251
Repurchases of capital shares                          (1,168,921)
Net change in receivables/payables related to
  capital share transactions                               (8,678)
                                                      -----------

Cash used by capital share transactions                  (883,348)
Cash provided by borrowings                                30,000
                                                      -----------
                                                                     $(853,348)
                                                                     ---------

CASH  PROVIDED (USED) BY OPERATIONS:

Purchases of investments                               (5,066,083)
Proceeds from sales of investments                      5,998,027
                                                      -----------
                                                          931,944
                                                      -----------

Net investment loss                                       (72,340)
Net change in receivables/payables
  related to operations                                    (6,256)
                                                      -----------
                                                          (78,596)
                                                      -----------
                                                                       853,348
                                                                     ---------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                     ---------
Cash, end of year                                                    $       0
                                                                     ---------
                                                                     ---------

Supplemental Information:
  Cash paid for interest                                  $12,269

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six Months Ended       Year Ended
                                                                              April 30, 2003     October 31, 2002
                                                                             ----------------    ----------------
                                                                               (Unaudited)
OPERATIONS:
   Net investment loss                                                         $   (72,340)        $  (191,932)
   Net realized loss on investment transactions                                   (600,667)         (2,423,584)
   Change in unrealized appreciation/depreciation on investments                   711,606           1,571,063
                                                                               -----------         -----------
   Net increase (decrease) in net assets resulting from operations                  38,599          (1,044,453)
                                                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                       294,251           3,476,098
   Cost of shares redeemed                                                      (1,168,921)         (6,099,867)
                                                                               -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                              (874,670)         (2,623,769)
                                                                               -----------         -----------

TOTAL DECREASE IN NET ASSETS                                                      (836,071)         (3,668,222)

NET ASSETS:
   Beginning of period                                                           7,445,150          11,113,372
                                                                               -----------         -----------
   End of period                                                               $ 6,609,079         $ 7,445,150
                                                                               -----------         -----------
                                                                               -----------         -----------


                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                               Class A Shares
                                                                     Class A Shares      Class A Shares   December 29, 2000(1)<F1>
                                                                    Six Months Ended       Year Ended              through
                                                                     April 30, 2003     October 31, 2002      October 31, 2001
                                                                     --------------     ----------------      ----------------
                                                                      (Unaudited)
Per Share Data:
Net asset value, beginning of period                                     $ 6.02              $ 6.57                $10.00
                                                                         ------              ------                ------
Income from investment operations:
  Net investment loss (2)<F2> (3)<F3>                                     (0.06)              (0.14)                (0.08)
  Net realized and unrealized gains (losses) on investments                0.15               (0.41)                (3.35)
                                                                         ------              ------                ------
  Total from investment operations                                         0.09               (0.55)                (3.43)
                                                                         ------              ------                ------
Net asset value, end of period                                           $ 6.11              $ 6.02                $ 6.57
                                                                         ------              ------                ------
                                                                         ------              ------                ------

Total return (4)<F4>                                                       1.50% (5)<F5>      (8.37)%              (34.30)% (5)<F5>

Supplemental data and ratios:
  Net assets, end of period (000's)                                      $5,531              $5,724                $8,393
  Ratio of operating expenses to average net assets (7)<F7>                2.24% (6)<F6>       1.65%                 1.50% (6)<F6>
  Ratio of interest expense to average net assets                          0.35% (6)<F6>       0.57%                 0.39% (6)<F6>
  Ratio of net investment loss to average net assets (7)<F7>              (1.66)% (6)<F6>     (1.04)%               (0.87)% (6)<F6>
  Portfolio turnover rate (8)<F8>                                         66.38%             123.83%               128.95%

(1)<F1>   Commencement of operations.
(2)<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F3> Net investment loss before interest expense for the periods ending April 30, 2003, October 31, 2002 and October 31, 2001 was $(0.05),
          $(0.09) and $(0.05), respectively.
(4)<F4>   The total return does not reflect the 5.25% front-end sales charge.
(5)<F5>   Not annualized.
(6)<F6>   Annualized.
(7)<F7> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 would have been 4.33%, 3.63% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 would have been (3.75)%, (3.02)% and (2.95)%, respectively.
(8)<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                              Class C Shares
                                                                 Class C Shares       Class C Shares     December 29, 2000(1)<F9>
                                                                Six Months Ended        Year Ended                through
                                                                 April 30, 2003      October 31, 2002        October 31, 2001
                                                                 --------------      ----------------        ----------------
                                                                   (Unaudited)
Per Share Data:
Net asset value, beginning of period                                 $ 5.96               $ 6.54                  $10.00
                                                                     ------               ------                  ------
Income from investment operations:
  Net investment loss (2)<F10> (3)<F11>                               (0.10)               (0.19)                  (0.12)
  Net realized and unrealized gains (losses) on investments            0.17                (0.39)                  (3.34)
                                                                     ------               ------                  ------
  Total from investment operations                                     0.07                (0.58)                  (3.46)
                                                                     ------               ------                  ------
Net asset value, end of period                                       $ 6.03               $ 5.96                  $ 6.54
                                                                     ------               ------                  ------
                                                                     ------               ------                  ------

Total return (4)<F12>                                                  1.17% (5)<F13>      (8.87)%                (34.60)% (5)<F13>

Supplemental data and ratios:
  Net assets, end of period (000's)                                  $1,078               $1,721                  $2,721
  Ratio of operating expenses to average net assets (7)<F15>           2.89%(6)<F14>        2.30%                   2.15%(6)<F14>
  Ratio of interest expense to average net assets                      0.35%(6)<F14>        0.57%                   0.39%(6)<F14>
  Ratio of net investment loss to average net assets (7)<F15>         (2.31)%(6)<F14>      (1.69)%                 (1.53)%(6)<F14>
  Portfolio turnover rate (8)<F16>                                    66.38%              123.83%                 128.95%

(1)<F9>    Commencement of operations.
(2)<F10> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F11> Net investment loss before interest expense for the periods ending April 30, 2003, October 31, 2002 and October 31, 2001 was $(0.09),
           $(0.14) and $(0.08), respectively.
(4)<F12>   The total return does not reflect the 1.00% front-end sales charge.
(5)<F13>   Not annualized.
(6)<F14>   Annualized.
(7)<F15> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 would have been 4.98%, 4.28% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2003, October 31, 2002 and October 31, 2001 would have been (4.40)%, (3.67)% and (3.60)%, respectively.
(8)<F16> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)

  Shares                                                               Value
  ------                                                               -----
             COMMON STOCKS - 109.8%

             AEROSPACE & DEFENSE - 4.1%
   5,029     Alliant Techsystems Inc. *<F17>                        $  270,158
                                                                    ----------

             BANKING - 5.0%
   3,937     M&T Bank Corporation                                      332,558
                                                                    ----------

             BIOTECHNOLOGY - 14.0%
   8,213     Amgen Inc. *<F17>                                         503,457
   9,127     Gilead Sciences, Inc. *<F17>                              421,120
                                                                    ----------
                                                                       924,577
                                                                    ----------

             BUILDING & HOUSING - 5.2%
     958     NVR, Inc. *<F17>                                          342,724
                                                                    ----------

             BUSINESS SERVICES - 5.8%
   7,376     Fair Isaac Corporation                                    384,142
                                                                    ----------

             COMPUTER SERVICES - 4.3%
   5,961     Affiliated Computer Services - Class A *<F17>             284,340
                                                                    ----------

             COMPUTERS - 6.5%
  14,877     Dell Computer Corporation *<F17>                          431,135
                                                                    ----------

             DIVERSIFIED - 5.7%
  12,888     General Electric Company                                  379,552
                                                                    ----------

             NETWORKING PRODUCTS - 7.0%
  30,646     Cisco Systems, Inc. *<F17>                                459,690
                                                                    ----------

             OIL & GAS - 9.8%
   9,001     Exxon Mobil Corporation                                   316,835
   8,388     Pogo Producing Company                                    332,165
                                                                    ----------
                                                                       649,000
                                                                    ----------

             PHARMACEUTICALS - 8.7%
   6,395     Cephalon, Inc. *<F17>                                     260,852
  10,273     Pfizer Inc.                                               315,895
                                                                    ----------
                                                                       576,747
                                                                    ----------

             PUBLISHING - 4.7%
     426     The Washington Post Company - Class B                     310,554
                                                                    ----------

             RETAIL - 5.3%
   6,268     Wal-Mart Stores, Inc.                                     353,014
                                                                    ----------

             SEMICONDUCTORS - 7.2%
  25,702     Intel Corporation                                         472,146
                                                                    ----------

             SOFTWARE - 16.5%
  12,183     Microsoft Corporation                                     311,397
  36,934     Oracle Corporation *<F17>                                 438,776
   7,739     Symantec Corporation *<F17>                               340,129
                                                                    ----------
                                                                     1,090,302
                                                                    ----------
             TOTAL COMMON STOCKS (Cost $7,293,672)                   7,260,639
                                                                    ----------

             EXCHANGE TRADED FUNDS - 5.0%
  12,000     NASDAQ - 100 Index Tracking Stock *<F17>                  329,400
                                                                    ----------
             TOTAL EXCHANGE TRADED FUNDS (Cost $323,980)               329,400
                                                                    ----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.1%

             VARIABLE RATE DEMAND NOTES#<F18> - 0.1%
  $6,266     Wisconsin Corporate Central Credit Union, 0.99%             6,266
                                                                    ----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $6,266)                  6,266
                                                                    ----------
             TOTAL INVESTMENTS - (COST $7,623,918) - 114.9%          7,596,305
                                                                    ----------
             Liabilities, less Other Assets - (14.9)%                 (987,226)
                                                                    ----------
             TOTAL NET ASSETS - 100.0%                              $6,609,079
                                                                    ----------
                                                                    ----------

*<F17>    Non-income producing security.
#<F18> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of April 30, 2003.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

     (f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

SIX MONTHS ENDED APRIL 30, 2003
                                                       $                Shares
                                                      ---               ------
CLASS A SHARES:
   Shares sold                                     $ 208,318            35,261
   Shares redeemed                                  (463,204)          (80,372)
                                                   ---------          --------
   Net decrease                                    $(254,886)          (45,111)
                                                   ---------
   SHARES OUTSTANDING:
   Beginning of period                                                 950,491
                                                                      --------
   End of period                                                       905,380
                                                                      --------
                                                                      --------

CLASS C SHARES:
   Shares sold                                     $  85,933            14,706
   Shares redeemed                                  (705,717)         (124,445)
                                                   ---------          --------
   Net decrease                                    $(619,784)         (109,739)
                                                   ---------
   SHARES OUTSTANDING:
   Beginning of period                                                 288,661
                                                                      --------
   End of period                                                       178,922
                                                                      --------
                                                                      --------
   TOTAL DECREASE                                  $(874,670)
                                                   ---------
                                                   ---------


YEAR ENDED OCTOBER 31, 2002
                                                     $                  Shares
                                                    ---                 ------
CLASS A SHARES:
   Shares sold                                   $ 2,691,126           364,721
   Shares redeemed                                (4,495,162)         (691,646)
                                                 -----------         ---------
   Net decrease                                  $(1,804,036)         (326,925)
                                                 -----------
   SHARES OUTSTANDING:
   Beginning of period                                               1,277,416
                                                                     ---------
   End of period                                                       950,491
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
   Shares sold                                   $   784,972           108,786
   Shares redeemed                                (1,604,705)         (236,163)
                                                 -----------         ---------
   Net decrease                                  $  (819,733)         (127,377)
                                                 -----------
   SHARES OUTSTANDING:
   Beginning of period                                                 416,038
                                                                     ---------
   End of period                                                       288,661
                                                                     ---------
                                                                     ---------
   TOTAL DECREASE                                $(2,623,769)
                                                 -----------
                                                 -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 2003 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases                          $5,068,365
     Sales                              $5,878,490

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF APRIL 30, 2003

     Cost of Investments                         $10,537,938

     Gross Unrealized Appreciation               $   523,582
     Gross Unrealized Depreciation               $(3,465,215)
                                                 -----------
     Net Unrealized Depreciation
       on Investments                            $ 2,941,633)
                                                 -----------
                                                 -----------
     Undistributed Ordinary Income               $        --
     Undistributed Long-Term Gain                $        --

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

      Ordinary         Long-Term                                Capital Loss
       Income        Capital Gain           Net Capital          Carryover
     Dividends       Distributions      Loss Carryover*<F19>     Expiration
     ---------       -------------      --------------------     ----------
      $     --         $     --                $365,737          10/31/2009
                                             $2,678,942          10/31/2010

     *<F19> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the six months ended April 30, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.75% during the six months ended April 30, 2003). Advances are collateralized by a first lien against the Fund's assets. During the six months ended April 30, 2003, the Fund had an outstanding average daily balance of $863,315. The maximum amount outstanding during the six months ended April 30, 2003, was $1,490,000. Interest expense amounted to $11,935 for the six months ended April 30, 2003. At April 30, 2003, the Fund had a loan payable balance of $980,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. For the period November 1, 2002 through February 28, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.75% and 2.40%, respectively. Subsequent to February 28, 2003, the Advisor has voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses during the period where the Advisor was contractually obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the six months ended April 30, 2003, the Advisor waived investment advisory fees totaling $58,759 for the Fund.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                     $182,033
               10/31/2005                     $153,687

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $9,514 for the Class A Shares and $6,573 for the Class C Shares pursuant to the Plans for the six months ended April 30, 2003.

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION              800 307-4880
ACCOUNT INFORMATION           800 432-4741

WWW.GRANDPRIXFUNDS.COM

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. [RESERVED]
------------------

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Grand Prix Funds, Inc.
                   --------------------------------------------------------

     By (Signature and Title)  /s/ Robert Zuccaro
                              ---------------------------------------------
                              Robert Zuccaro, President

     Date         6/26/03
           ----------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant)  Grand Prix Funds, Inc.
                   --------------------------------------------------------

     By (Signature and Title) /s/ Mary Jane Boyle
                              ---------------------------------------------
                              Mary Jane Boyle, Treasurer

     Date          6/26/03
           ----------------------------------------------------------------